UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	95.8%
DIVERSIFIED	6.6%
Cousins Properties		31,800	$1,063,074
Vornado Realty Trust		741,635	71,196,960
			72,260,034
HEALTH CARE	1.7%
Ventas		543,400	18,030,012
HOTEL	8.6%
Hilton Hotels Corp.		794,100	20,217,786
Host Marriott Corp.		1,431,600	30,636,240
Starwood Hotels & Resorts Worldwide		439,100	29,740,243
Strategic Hotels & Resorts		573,100	13,341,768
			93,936,037
INDUSTRIAL	5.1%
AMB Property Corp.		328,900	17,849,403
ProLogis		708,059	37,881,157
			55,730,560
OFFICE	25.2%
Alexandria Real Estate Equities		252,389	24,060,243
American Financial Realty Trust		493,900	5,753,935
BioMed Realty Trust		241,800	7,166,952
Boston Properties		564,000	52,593,000
Brandywine Realty Trust		53,910	1,712,182
Brookfield Properties Corp.		1,410,950	48,183,942
CarrAmerica Realty Corp.		64,400	2,872,884
Equity Office Properties Trust		1,084,600	36,420,868
Glenborough Realty Trust		210,600	4,580,550
Kilroy Realty Corp.		135,800	10,491,908
Mack-Cali Realty Corp.		350,246	16,811,808
Maguire Properties		302,900	11,055,850
Reckson Associates Realty Corp.		394,400	18,071,408
Republic Property Trust		52,052	612,652
SL Green Realty Corp.		152,800	15,509,200
Trizec Properties		714,246	18,377,550
			274,274,932

OFFICE/INDUSTRIAL	1.6%

Liberty Property Trust		364,700	$17,199,252
RESIDENTIAL	22.9%
APARTMENT	21.9%
Apartment Investment & Management Co.		702,900	32,966,010
Archstone-Smith Trust		856,300	41,761,751
AvalonBay Communities		479,521	52,315,741
BRE Properties		543,200	30,419,200
Equity Residential		1,121,400	52,470,306
Essex Property Trust		149,200	16,222,516
GMH Communities Trust		223,400	2,600,376
Post Properties		225,056	10,014,992
			238,770,892
MANUFACTURED HOME	1.0%
Sun Communities		301,100	10,643,885
TOTAL RESIDENTIAL			249,414,777
SELF STORAGE	5.0%
Extra Space Storage		231,100	3,972,609
Public Storage		347,800	28,251,794
Shurgard Storage Centers		298,798	19,908,911
U-Store-It Trust		137,800	2,776,670
			54,909,984
SHOPPING CENTER	19.1%
COMMUNITY CENTER	7.0%
Developers Diversified Realty Corp.		397,000	21,735,750
Federal Realty Investment Trust		292,200	21,973,440
Inland Real Estate Corp.		126,700	2,066,477
Pan Pacific Retail Properties		120,500	8,543,450
Regency Centers Corp.		156,386	10,507,575
Tanger Factory Outlet Centers		331,900	11,420,679
			76,247,371
REGIONAL MALL	12.1%
CBL & Associates Properties		168,400	7,148,580
General Growth Properties		376,000	18,375,120
Macerich Co.		328,200	24,270,390
Mills Corp.		464,200	12,997,600
Simon Property Group		625,600	52,637,984
Taubman Centers		399,500	16,647,165
			132,076,839

TOTAL SHOPPING CENTER			208,324,210
TOTAL COMMON STOCK (Identified cost—$585,353,360)			1,044,079,798

		Principal Amount

COMMERCIAL PAPER	4.2%
San Paolo U.S. Finance Co., 3.69%, due 4/3/06 (Identified cost—$46,277,511)		$46,287,000	$46,277,511

TOTAL INVESTMENTS (Identified cost—$631,630,871)	100.0%		1,090,357,309

LIABILITIES IN EXCESS OF OTHER ASSETS	0.0%		(121,423)

NET ASSETS (Equivalent to $51.96 per share based on 20,981,163 shares of capital stock outstanding)	100.0%		$1,090,235,886

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
Name: Adam M. Derechin		Name: Jay J. Chen
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: May 26, 2006